Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and Contingent liabilities (Details)		6 Months Ended	12 Months Ended
	Nov. 20, 2019 AUD ($)	Mar. 31, 2020 AUD ($)	Sep. 30, 2018 AUD ($)
Reconciliation of changes in other provisions
Balance at beginning of the year		$ 3,169,000,000
Additions		2,531,000,000
Utilisation		(954,000,000)
Reversal of unutilised provisions		(87,000,000)
Other		10,000,000
Balance at end of the year		4,669,000,000
Maximum deposits insured under FCS		$ 250,000
Maximum percentage of FCS levy		0.50%
Guarantees
Reconciliation of changes in other provisions
Maximum contingent liability		$ 40,000,000
Long service leave
Reconciliation of changes in other provisions
Balance at beginning of the year		456,000,000
Additions		37,000,000
Utilisation		(24,000,000)
Other		1,000,000
Balance at end of the year		470,000,000
Annual leave and other employee benefits
Reconciliation of changes in other provisions
Balance at beginning of the year		614,000,000
Additions		447,000,000
Utilisation		(619,000,000)
Reversal of unutilised provisions		(8,000,000)
Other		12,000,000
Balance at end of the year		446,000,000
Litigation and non-lending losses
Reconciliation of changes in other provisions
Balance at beginning of the year		38,000,000
Additions		920,000,000
Utilisation		(22,000,000)
Reversal of unutilised provisions		(2,000,000)
Other		(3,000,000)
Balance at end of the year		931,000,000
Provisions for credit commitments
Reconciliation of changes in other provisions
Balance at beginning of the year		305,000,000
Additions		271,000,000
Balance at end of the year		576,000,000
Lease restoration obligations
Reconciliation of changes in other provisions
Balance at beginning of the year		24,000,000
Additions		200,000,000
Utilisation		(7,000,000)
Reversal of unutilised provisions		(1,000,000)
Balance at end of the year		216,000,000
Restructuring provisions
Reconciliation of changes in other provisions
Balance at beginning of the year		160,000,000
Additions		17,000,000
Utilisation		(67,000,000)
Balance at end of the year		110,000,000
Provision in relation to the AUSTRAC civil proceedings
Reconciliation of changes in other provisions
Number of contraventions alleged	23,000,000
Provision for potential liability		900,000,000
Compliance, regulation and remediation provisions
Reconciliation of changes in other provisions
Balance at beginning of the year		1,572,000,000
Additions		639,000,000
Utilisation		(215,000,000)
Reversal of unutilised provisions		(76,000,000)
Balance at end of the year		1,920,000,000
Provision for customer refunds associated with certain ongoing advice service fees charged by the Group's salaried financial planners during the period 2008 to 2018		204,000,000
Paid to date		72,000,000
Approximate total fees received in by the group in respect of salaried financial planners in the period 2008 to 2018			$ 634,000,000
Percentage of fees estimated to be refunded			27.00%
Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude
Reconciliation of changes in other provisions
Provisions in relation to project costs		26,300,000
Total fees received by authorised representatives from their customers in the period 2008 to 2018			$ 880,000,000
Percentage of fees estimated to be refunded			33.00%
Provision for customer remediation costs		$ 586,000,000